Derivative Financial Instruments - Risk Participation Agreements and Total Return Swaps (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Risk Participation Agreements Sold
Credit Derivatives [Line Items]
Maximum potential amount of exposure	$ 520	$ 575
Total Return Swap
Credit Derivatives [Line Items]
Cash collateral held	$ 437	$ 453